[GRAPHIC OMITTED]






                            SELECT VARIABLE ACCOUNT


                                 ANNUAL REPORT
                               FOR THE YEAR ENDED
                               DECEMBER 31, 1996


This report provides information to ReliaStar Life Insurance Company's Select Variable Account Contract Owners. If it is used for any other purpose, it must be accompanied or preceded by a current ReliaStar Select Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for Northstar, Fidelity's Variable Insurance Product Fund (VIPF), Variable Insurance Products II (VIPF II) and the Putnam Variable Trust (Putnam VT).




                          INDEPENDENT AUDITORS' REPORT



Board of Directors
ReliaStar Life Insurance
Company and Contract Owners of
ReliaStar Select Variable Account:



     We have audited the accompanying statement of assets and liabilities of ReliaStar Select Variable Account as of December 31, 1996 and the related combined statements of operations and changes in Contract Owners' equity for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1996, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Select Variable Account as of December 31, 1996, and the results of its operations and changes in Contract Owners' equity for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 7, 1997






                                                  RELIASTAR SELECT VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          December 31, 1996
                                             (in Thousands, Except Share and Unit Data)


                                                          Fidelity's VIPF   Fidelity's VIPF   Fidelity's VIPF  Fidelity's VIP
                                                           Money Market       High Income      Equity-Income       Growth
ASSETS:                                                      Portfolio         Portfolio         Portfolio        Portfolio
------
Investments in mutual funds at market value:              ______________    ______________    ______________   ______________
FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
     25,570,037 shares (cost $25,570)                           $25,570
    High Income Portfolio
     2,534,922 shares (cost $29,122)                                             $31,737
    Equity-Income Portfolio
     5,692,579 shares (cost $93,021)                                                              $119,715
    Growth Portfolio
     3,681,858 shares (cost $90,439)                                                                               $114,653
    Overseas Portfolio
     1,752,256 shares (cost $28,474)
    Asset Manager Portfolio
     3,203,007 shares (cost $46,753)
    Investment Grade Bond Portfolio
     1,253,584 shares (cost $14,672)
    Index 500 Portfolio
     253,847 shares (cost $19,777)
   Contrafund Portfolio
     1,243,853 shares (cost $18,333)

PUTNAM'S VT:
   Diversified Income Fund
     781,244 shares (cost $8,218)
    Growth and Income Fund
     1,257,716 shares (cost $26,653)
    Utilities Growth and Income Fund
     415,356 shares (cost $5,387)
    Voyager Fund
     1,347,453 shares (cost $39,753)
   Asia Pacific Growth Fund
     281,103 shares (cost $2,976)
   New Opportunities Fund
     1,107,902 shares (cost $19,116)

NORTHSTAR'S:
   Income and Growth Fund
     165,265 shares (cost $1,935)
   Growth Fund
     402,014 shares (cost $5,578)
   Multi-Sector Bond Fund
     370,102 shares (cost $1,928)
                                                             ----------       ----------        ----------         ----------
   Total Assets                                                 $25,570          $31,737          $119,715         $114,653
                                                             ==========       ==========        ===========         ==========


LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to ReliaStar Life Insurance Company
   for contract charges and reserve transfers                       $33              $32              $128             $131
Contract Owners' Equity                                          25,537           31,705           119,587          114,522
                                                             ----------       ----------        ----------       ----------
   Total Liabilities and Contract Owners' Equity                $25,570          $31,737          $119,715         $114,653


Units Outstanding:                                        2,109,840.660    1,838,171.642     5,527,634.758    4,887,336.339

Net Asset Value per Unit:
     Select*Annunity II
           Tax-Qualified                                     $14.662248       $23.783452        $29.138557       $31.855909
           Non-Tax Qualified                                 $14.662248       $23.783452        $29.138557       $31.855909
     Select*Annunity  III
           Tax-Qualified                                     $11.155488       $12.882079        $15.786111       $14.886344
           Non-Tax Qualified                                 $11.155488       $12.882079        $15.786111       $14.886344


                              The accompanying notes are an integral part of the financial statements.


                                    STATEMENT OF ASSETS AND LIABILITIES, CONTINUED




                                        Fidelity's VIPF II
       Fidelity's VIPF Fidelity's VIPF II   Investment    Fidelity's VIPFII Fidelity's VIPF
          Overseas       Asset Manager      Grade Bond         Index 500       Contrafund
          Portfolio        Portfolio         Portfolio         Portfolio        Portfolio
       ______________   ______________    ______________    ______________   ______________










            $33,013

                              $54,227

                                               $15,344

                                                                 $22,625

                                                                                  $20,598






















            -------           -------          -------           -------          -------
            $33,013           $54,227          $15,344           $22,625          $20,598
            =======           =======          =======           =======          =======




                $37               $56              $20               $23              $23
             32,976            54,171           15,324            22,602           20,575
            -------           -------          -------           -------          -------
            $33,013           $54,227          $15,344           $22,625          $20,598
            =======           =======          =======           =======          =======


      2,135,892.647     3,625,602.544    1,229,103.009     1,361,319.400    1,419,399.210



         $19.035391        $17.170144       $14.254215        $17.400610               $-
         $19.035391        $17.170144       $14.254215        $17.400610               $-

         $12.009146        $11.989805       $11.158074        $16.301176       $14.477694
         $12.009146        $11.989805       $11.158074        $16.301176       $14.477694




The accompanying notes are an integral part of the financial statements.





                                                  RELIASTAR SELECT VARIABLE ACCOUNT
                                           STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                          December 31, 1996
                                             (in Thousands, Except Share and Unit Data)

                                                            Putnam's VT       Putnam's VT       Putnam's VT
                                                            Diversified       Growth and     Utilities Growth    Putnam's VT
                                                              Income            Income          and Income         Voyager
ASSETS:                                                        Fund              Fund              Fund             Fund
-------
Investments in mutual funds at market value:               _____________     _____________     _____________    _____________
FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
     25,570,037 shares (cost $25,570)
    High Income Portfolio
     2,534,922 shares (cost $29,122)
    Equity-Income Portfolio
     5,692,579 shares (cost $93,021)
    Growth Portfolio
     3,681,858 shares (cost $90,439)
    Overseas Portfolio
     1,752,256 shares (cost $28,474)
    Asset Manager Portfolio
     3,203,007 shares (cost $46,753)
    Investment Grade Bond Portfolio
     1,253,584 shares (cost $14,672)
    Index 500 Portfolio
     253,847 shares (cost $19,777)
   Contrafund Portfolio
     1,243,853 shares (cost $18,333)

PUTNAM'S VT:
   Diversified Income Fund
     781,244 shares (cost $8,218)                                $8,805
    Growth and Income Fund
     1,257,176 shares (cost $26,653)                                             $30,889
    Utilities Growth and Income Fund
     415,356 shares (cost $5,387)                                                                   $6,147
    Voyager Fund
     1,347,453 shares (cost $39,753)                                                                                $43,833
   Asia Pacific Growth Fund
     281,103 shares (cost $2,976)
   New Opportunities Fund
     1,107,902 shares (cost $19,116)

NORTHSTAR'S:
   Income and Growth Fund
     165,265 shares (cost $1,935)
   Growth Fund
     402,014 shares (cost $5,578)
   Multi-Sector Bond Fund
     370,102 shares (cost $1,928)
                                                                 ------          -------            ------          -------
   Total Assets                                                  $8,805          $30,889            $6,147          $43,833
                                                                 ======          =======            ======          =======


LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to ReliaStar Life Insurance Company
   for contract charges and reserve transfers                       $10              $38                $8              $52
Contract Owners' Equity                                           8,795           30,851             6,139           43,781
                                                                  -----           ------             -----           ------
   Total Liabilities and Contract Owners' Equity                 $8,805          $30,889            $6,147          $43,833
                                                                 ======          =======            ======          =======


Units Outstanding:                                          738,230.029    1,917,929.188       444,807.852    2,796,110.142

Net Asset Value per Unit:
     Select+Annuity II
           Tax-Qualified                                     $12.428937       $16.447109        $14.389342       $16.201091
           Non-Tax Qualified                                 $12.428937       $16.447109        $14.389342       $16.201091
     Select*Annunity  III
           Tax-Qualified                                     $11.873999       $16.009051        $13.710693       $15.514436
           Non-Tax Qualified                                 $11.873999       $16.009051        $13.710693       $15.514436

The accompanying notes are an integral part of the financial statements.





                                                      STATEMENT OF ASSETS AND LIABILITIES, CONTINUED



         Putnam's VT       Putnam's VT      Northstar's
        Asia Pacific           New            Income          Northstar's       Northstar's
           Growth         Opportunities     and Growth          Growth       Multi-Sector Bond
            Fund              Fund             Fund              Fund              Fund             Total
        _____________     _____________    ____________      ____________      ____________     ____________


                                                                                                    $25,570

                                                                                                     31,737

                                                                                                    119,715

                                                                                                    114,653

                                                                                                     33,013

                                                                                                     54,227

                                                                                                     15,344

                                                                                                     22,625

                                                                                                     20,598



                                                                                                      8,805

                                                                                                     30,889

                                                                                                      6,147

                                                                                                     43,833

              $3,095                                                                                  3,095

                              $19,078                                                                19,078



                                                 $1,937                                               1,937

                                                                  $5,660                              5,660

                                                                                    $1,943            1,943
              ------          -------            ------           ------            ------         --------
              $3,095          $19,078            $1,937           $5,660            $1,943         $558,869
              ======          =======            ======           ======            ======         ========





                  $2              $19                $3               $5                $1             $621
               3,093           19,059             1,934            5,655             1,942          558,248
              ------          -------            ------           ------            ------         --------
              $3,095          $19,078            $1,937           $5,660            $1,943         $558,869
              ======          =======            ======           ======            ======         ========


         281,444.550    1,312,658.043       143,393.073      376,566.658       152,650.871   32,298,080.615



      $            -  $             -   $             -  $             -   $             -
      $            -  $             -   $             -  $             -   $             -

          $10.904769       $14.503853        $13.490965       $15.017174        $12.720817
          $10.904769       $14.503853        $13.490965       $15.017174        $12.720817


The accompanying notes are an integral part of the financial statements.





                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENT OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)


                                                            YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                            DECEMBER 31,    DECEMBER 31, DECEMBER 31,
                                                                 1996          1995        1994
                                                            --------------- ----------- ------------
Net investment income:
  Reinvested dividend income ..............................   $   7,818    $   5,942    $   3,970
  Reinvested capital gains ................................      15,324        3,314        6,860
  Administrative Expenses .................................      (7,168)      (4,764)      (3,286)
                                                              ---------    ---------    ---------
    Net investment income and capital gains ...............      15,974        4,492        7,544
                                                              ---------    ---------    ---------
Realized and unrealized gains (losses):
  Net realized gains on
    redemptions of fund shares ............................      15,202        9,391        3,754
  Increase (decrease) in unrealized
    appreciation of investments ...........................      20,697       51,022      (13,578)
                                                              ---------    ---------    ---------
    Net realized and unrealized gains (losses) ............      35,899       60,413       (9,824)
                                                              ---------    ---------    ---------
         Net additions (reductions) from operations              51,873       64,905       (2,280)
                                                              ---------    ---------    ---------
Contract Owners' transactions:
  Net purchase payments ...................................     154,093       90,585       88,469
  Surrenders ..............................................     (24,022)     (21,291)     (13,237)
  Transfers between Sub-Accounts
     and Fixed Account ....................................       1,252         (913)        (508)
  Annuity payments ........................................      (2,603)        (958)      (1,265)
  Transfers to (from) required reserves ...................           4         (146)          17
                                                              ---------    ---------    ---------
    Net additions for Contract Owners' transactions             128,724       67,277       73,476
                                                              ---------    ---------    ---------
         Net additions for the year .......................     180,597      132,182       71,196

Contract Owners' Equity, beginning of the year ............     377,651      245,469      174,273
                                                              ---------    ---------    ---------
Contract Owners' Equity, end of the year ..................   $ 558,248    $ 377,651    $ 245,469
                                                              =========    =========    =========

The accompanying notes are an integral part of the financial statements.





RELIASTAR SELECT VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
     ORGANIZATION AND CONTRACTS:
     ReliaStar Select Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

     Purchase   payments   received   under  the   contracts  are  allocated  to
     Sub-Accounts of the Account, each of which invested in one of the following Funds during the period (see note 4):

   FIDELITY'S VIPF AND VIPF II:             PUTNAM'S VT:                       NORTHSTAR FUNDS:
   ----------------------------             ------------                       ----------------
   Money Market Portfolio                   Diversified Income Fund            Growth Fund
   High Income Portfolio                    Growth and Income Fund             Income and Growth Fund
   Equity-Income Portfolio                  Utilities Growth and Income Fund   Multi-Sector Bond Fund
   Growth Portfolio                         Voyager Fund
   Overseas Portfolio                       Asia Pacific Growth Fund
   Asset Manager Portfolio                  New Opportunities Fund
   Investment Grade Bond Portfolio
   Index 500 Portfolio
   Contrafund Portfolio

     Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the three Northstar Funds and is paid fees for its services by the Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIPF and VIPF II and is paid fees for its services by the VIPF and VIPF II portfolios. Putnam Investment Management, Inc. is the investment adviser for the Putnam VT Funds and is paid fees for its services by the Putnam VT Funds. See the related Funds' prospectuses for further information. On May 3, 1993, ReliaStar Life added the Sub-Accounts investing in shares of Index 500 Portfolio. On January 6, 1994, ReliaStar Life established sub-accounts investing in the Putnam VT Funds which were made available to purchasers of ReliaStar Life's Select*Annunity III variable annuity contracts. On May 2, 1994, Sub-Accounts investing in the Putnam VT Funds were also made available to purchasers of ReliaStar Life's Select*Annunity II variable annuity contracts. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to purchasers of ReliaStar Life's Select*Annunity III variable annuity contracts. On April 30, 1995, Sub-Accounts investing in the VIPF II Contrafund Portfolio, the Putnam VT Asia Pacific Growth Fund and the Putnam VT New Opportunities Fund were made available to purchasers of ReliaStar Life's Select*Annunity III variable annuity contracts.

     SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
     The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

     VARIABLE ANNUITY RESERVES:
     The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to, or from, ReliaStar Life.

2.   FEDERAL INCOME TAXES:
     Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

3.   CONTRACT CHARGES:
     No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

     Certain charges are made by ReliaStar Life to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the Contracts. These charges may include: an annual administrative/contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by ReliaStar Life.

     Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

4.   RELIASTAR LIFE'S SELECT FUNDS:
     On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Contract Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIPF Growth Portfolio and VIPF II Asset Manager Portfolio, respectively.

5.   INVESTMENTS:
     The net realized gains (losses) on redemptions of fund shares for the years ended December 31, 1996, 1995 and 1994, were as follows, (in thousands):


                                                                                             SELECT
                                                                                         CAPITAL GROWTH
                                                       TOTAL                                FUND, INC.
                     ---------------------------------------------------  ---------------------------------------------
                     Year ended        Year ended         Year ended     Year ended       Year ended       Year ended
                      Dec. 31,          Dec. 31,           Dec. 31,       Dec. 31,         Dec. 31,          Dec. 31,
                        1996            1995                1994           1996              1995              1994
                        ----            ----                ----           ----              ----              ----

Proceeds from
  redemptions ......   $118,228          $83,108           $49,854               $-          $6,333           $1,992
Cost ...............    103,026           73,717            46,100                -           6,809            2,111
                      ---------        ---------         ---------        ---------       ---------        ---------
Net realized gains
   (losses) on
   redemptions of
   fund shares .....    $15,202         $  9,391            $3,754               $-          ($476)            ($119)
                      =========         ========         =========        =========       =========        ==========


                     SELECT                                            FIDELITY'S VIPF
                     MANAGED                                             MONEY MARKET
                    FUND, INC.                                             PORTFOLIO
------------------------------------------------   ------------------------------------------------
 Year ended         Year ended     Year ended        Year ended        Year ended       Year ended
  Dec. 31,           Dec. 31,       Dec. 31,          Dec. 31,          Dec. 31,          Dec. 31,
    1996              1995           1994              1996              1995               1994
    ----              ----           ----              ----              ----               ----
         $-          $6,137           $2,175           $42,187          $16,985           $15,801
          -           6,129            2,035            42,187           16,985            15,801
  ---------       ---------        ---------         ---------        ---------         ---------

         $-              $8             $140                $-               $-                $-
  =========       =========        =========         =========        =========         =========






                                    FIDELITY'S VIPF                                      FIDELITY'S VIPF
                                      HIGH INCOME                                         EQUITY-INCOME
                                       PORTFOLIO                                            PORTFOLIO
                    ---------------------------------------------------  ---------------------------------------------
                     Year  ended      Year ended        Year ended       Year ended        Year ended       Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,
                        1996             1995              1994             1996              1995             1994
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......     $5,915           $5,766            $4,887          $12,619            $7,777            $5,135
Cost ...............      5,588            5,414             4,460            8,308             5,469             4,129
                      ---------        ---------         ---------         ---------         ---------        ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......       $327           $  352           $   427           $4,311            $2,308            $1,006
                      =========        =========          ========         ========          ========        ==========



                   FIDELITY'S VIPF                                     FIDELITY'S VIPF
                       GROWTH                                             OVERSEAS
                      PORTFOLIO                                           PORTFOLIO
---------------------------------------------------    ----------------------------------------------
   Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
    Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
      1996              1995             1994              1996             1995              1994
    ---------         ---------        ---------         ---------        ---------         ---------
      $14,481           $11,631           $6,277            $4,178           $6,179            $3,143
        9,275             7,195            4,716             3,474            5,293             2,551
    ---------         ---------        ---------         ---------        ---------         ---------

       $5,206            $4,436           $1,561              $704             $886             $  592
    =========         =========        =========         =========        =========         ==========




                                  FIDELITY'S VIPF II                                   FIDELITY'S VIPF II
                                     ASSET MANAGER                                      INVESTMENT GRADE
                                       PORTFOLIO                                         BOND PORTFOLIO
                     -------------------------------------------------   ---------------------------------------------

                     Year ended       Year ended        Year ended       Year ended        Year ended       Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,
                        1996             1995              1994             1996              1995             1994
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......     $7,803           $9,653            $2,543           $7,309            $5,108            $5,246
Cost ...............      6,855            8,857             2,270            7,166             4,997             5,342
                      ---------        ---------         ---------        ---------         ---------         ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......       $948           $  796            $  273             $143          $    111            ($96)
                      =========        =========         =========        =========         =========         =========



                  FIDELITY'S VIPF II                                  FIDELITY'S VIPF II
                       INDEX 500                                          CONTRAFUND
                       PORTFOLIO                                           PORTFOLIO
---------------------------------------------------    -----------------------------------------------
    Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
     Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
       1996              1995             1994              1996             1995              1994
     ---------         ---------        ---------         ---------        ---------         ---------
        $3,362            $1,802             $355            $2,884             $140                $-
         2,572             1,542              352             2,533              119                 -
     ---------         ---------        ---------         ---------        ---------         ---------

          $790            $  260               $3              $351            $  21                $-
     =========         =========        =========         =========        =========         =========




5.   INVESTMENTS (CONTINUED):
     The net realized gains (losses) on redemptions of fund shares for the years ended December 31, 1996, 1995 and 1994, were as follows, (in thousands):



                                      PUTNAM'S VT                                          PUTNAM'S VT
                                  DIVERSIFIED INCOME                                    GROWTH AND INCOME
                                         FUND                                                 FUND
                    --------------------------------------------------   ---------------------------------------------

                     Year ended       Year ended        Year ended       Year ended        Year ended       Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,
                        1996             1995              1994             1996              1995             1994
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......     $2,636            $1,414             $500            $2,454           $1,006              $400
Cost................      2,396             1,334              515             1,920              876               407
                      ---------         ---------        ---------         ---------        ---------         ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......       $240           $    80             ($15)             $534           $  130               ($7)
                     ==========         =========        =========         =========        =========         =========



                         PUTNAM'S VT
                         UTILITES                                           PUTNAM'S VT
                     GROWTH AND INCOME                                        VOYAGER
                           FUND                                                FUND
------------------------------------------------------   -----------------------------------------------
      Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
       Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
         1996              1995             1994              1996             1995              1994
       ---------         ---------        ---------         ---------        ---------         ---------
          $1,580              $548             $231            $4,731            $2,124           $1,169
            1,299              493               240            3,734             1,764             1,171
        ---------        ---------         ---------        ---------         ---------         ---------

             $281            $  55               ($9)            $997            $  360               ($2)
        =========        =========         =========        =========         =========         =========





                                      PUTNAM'S VT                                          PUTNAM'S VT
                                     ASIA PACIFIC                                       NEW OPPORTUNITIES
                                      GROWTH FUND                                             FUND
                     -----------------------------------------------    ----------------------------------------------
                     Year ended       Year ended        Year ended       Year ended        Year ended       Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,
                        1996             1995              1994             1996              1995             1994
                      ---------        ---------         ---------        ---------         ---------        ---------
Proceeds from
  redemptions ......       $730               $96              $-             $2,901             $321               $-
Cost ...............        690                96               -              2,468              262                -
                      ---------         ---------        ---------         ---------         ---------         ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......        $40                $-              $-              $433            $  59               $-
                      =========        ==========        =========        =========          =========         =========



                               NORTHSTAR'S                                         NORTHSTAR'S
                            INCOME AND GROWTH                                        GROWTH
                                  FUND                                                FUND
      ------------------------------------------------------   ------------------------------------------------
             Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
              Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
                1996              1995             1994              1996             1995              1994
              ---------         ---------        ---------         ---------        ---------         ---------
                    $204              $36               $-            $1,537               $15               $-
                     197               34                -             1,658                12                -
               ---------        ---------        ---------         ---------         ---------        ---------

                      $7              $ 2               $-             ($121)              $ 3               $-
               =========        =========        =========          ========         =========        =========




                                      NORTHSTAR'S
                                   MULTI-SECTOR BOND
                                         FUND
                          ----------------------------------------

                     Year ended       Year ended        Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,
                        1996             1995              1994
                      ---------        ---------         ---------
Proceeds from
  redemptions ......       $717               $37              $-
Cost ...............        706                37               -
                      ---------        ----------        ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......        $11                $-              $-
                      =========        ==========         ========



6.   CONTRACT OWNERS' TRANSACTIONS:
     Unit transactions in each Sub-Account during the years ended December 31, 1996, 1995 and 1994, were as follows:



                                               SELECT CAPITAL                                    SELECT
                                                   GROWTH                                        MANAGED
                                                 FUND, INC.                                    FUND, INC.
                                  ---------------------------------------      ------------------------------------------
                                  Year ended     Year ended     Year ended      Year ended     Year ended     Year ended
                                   Dec. 31,       Dec. 31,       Dec. 31,        Dec. 31,       Dec. 31,       Dec. 31,
                                     1996           1995           1994            1996           1995           1994
                                 -----------     -----------    -----------    -----------     -----------    -----------
Units outstanding
   beginning of year.......                -     199,602.754    236,351.642              -     385,981.897    495,999.026
Units purchased............                -       2,170.070      9,956.716              -       3,513.590     20,863.027
Units redeemed.............                -      (9,983.707)   (28,276.780)             -     (20,308.314)   (74,417.627)
Units transferred between
   Sub-Accounts and/or
   Fixed Account...........                -    (191,789.117)   (18,428.824)             -    (369,187.173)   (56,462.529)
                                 -----------     -----------    -----------    -----------     -----------    -----------
Units outstanding
   end of year.............                -               -    199,602.754              -               -    385,981.897
                                 ===========     ===========    ===========    ===========     ===========    ===========





                FIDELITY'S VIPF                               FIDELITY'S VIPF
                  MONEY MARKET                                   HIGH INCOME
                    PORTFOLIO                                     PORTFOLIO
     ---------------------------------------       ---------------------------------------
     Year ended    Year ended       Year ended     Year ended     Year ended      Year ended
      Dec. 31,      Dec. 31,         Dec. 31,       Dec. 31,       Dec. 31,        Dec. 31,
        1996          1995             1994           1996           1995            1994
    -----------     -----------    -----------    -----------     -----------    -----------
  1,607,916.548   1,183,020.139    827,229.012  1,368,646.703   1,018,223.635    798,986.176
  2,034,662.092   1,210,518.082    947,248.323    542,457.950     405,708.793    421,702,041
   (187,417.851)   (120,871.417)  (125,836.730)   (78,292.096)    (74,441.049)   (62,304.904)


 (1,345,320.129)   (664,750.256)  (465,620.466)     5,359.085      19,155.324   (140,159.678)
    -----------     -----------    -----------    -----------     -----------    -----------

  2,109,840.660   1,607,916.548  1,183,020.139  1,838,171.642   1,368,646.703  1,018,223.635
  =============   =============  =============  =============   =============  =============


               FIDELITY'S VIPF
                 EQUITY-INCOME
                   PORTFOLIO
    ----------------------------------------
    Year ended     Year ended      Year ended
     Dec. 31,       Dec. 31,        Dec. 31,
       1996           1995            1995
    -----------    -----------    -----------

  4,437,068.543  3,257,109.719   2,319,003.995
  1,500,854.190  1,101,417.898    933,801.967
   (301,764.963)  (259,661.010)  (196,100.661)


   (108,523.012)   338,201.936    200,404.418
    -----------    -----------    -----------

  5,527,634.758  4,437,068.543  3,257,109.719
  =============  =============  =============




                                              FIDELITY'S VIPF                                FIDELITY'S VIPF
                                                   GROWTH                                       OVERSEAS
                                                  PORTFOLIO                                     PORTFOLIO
                                 ---------------------------------------       ---------------------------------------
                                 Year ended     Year ended     Year ended      Year ended     Year ended     Year ended
                                   Dec. 31,       Dec. 31,       Dec. 31,        Dec. 31,       Dec. 31,       Dec. 31,
                                     1996           1995           1994            1996           1995           1994
                                 -----------     -----------    -----------    -----------     -----------    -----------
Units outstanding
   beginning of year.......    4,004,682.843   3,085,291.094  2,019.876.667  1,821,113.544   1,680,499.232    819,347.654
Units purchased............      882,779.363     769,630.128  1,070,554.250    337,234.453     381,191.472    724,437.332
Units redeemed.............     (248,381.443)   (279,858.707)  (153,211.193)   (99,802.296)   (120,861.323)   (55,236.857)
Units transferred between
   Sub-Accounts and/or
   Fixed Account...........      248,255.579     429,620.325    148,071.370     77,346.946    (119,715.837)   191,951.103
                                 -----------     -----------    -----------    -----------     -----------    -----------
Units outstanding
   end of year.............    4,887,336.339   4,004,682.840  3,085,291,094  2,135,892.647   1,821,113.544  1,680,499.232
                               =============   =============  =============  =============   =============  =============





             FIDELITY'S VIPF II                            FIDELITY'S VIPF II
                ASSET MANAGER                             INVESTMENT GRADE BOND
                  PORTFOLIO                                     PORTFOLIO
--------------------------------------          ---------------------------------------
  Year ended    Year ended     Year ended       Year ended    Year ended      Year ended
    Dec. 31,      Dec. 31,       Dec. 31,         Dec. 31,      Dec. 31,        Dec. 31,
      1996          1995           1994             1996          1995            1994
  -----------     -----------    -----------    -----------     -----------   -----------
3,660,661.401   3,382,528.684  1,727,140.831  1,284,788.353     993,890.531    729,334.990
  431,588.306     542,582.388  1,624,947.759    563,010.493     723,466.175    651,757.704
 (225,698.145)   (270,565.326)  (115,058.014)   (77,616.189)    (49,436.532)   (69,080.787)


 (240,949.018)      6,115.655    145,498.108   (541,079.648)   (383,131.821)  (318,121.376)
  -----------     -----------    -----------    -----------     -----------    -----------

3,625,602.544   3,660,661.401  3,382.528.684  1,229,103.009   1,284,788.353    993,890.531
=============   =============  =============  =============   =============    ===========





             FIDELITY'S VIPF II
                  INDEX 500
                  PORTFOLIO
  ---------------------------------------
  Year ended     Year ended     Year ended
    Dec. 31,       Dec. 31,       Dec. 31,
      1996           1995           1995
   -----------    -----------    -----------
   575,979.607    263,727.290    102,493.314
   528,885.610    230,822.310    139,102.547
   (36,028.233)   (16,245.621)   (12,679.127)


   292,482.416     97,675.628     34,810.556
   -----------    -----------    -----------

 1,361,319.400    575,979.607    263,727.290
 =============    ===========    ===========





6.   CONTRACT OWNERS' TRANSACTIONS (CONTINUED):
     Unit transactions in each Sub-Account during the years ended December 31, 1996, 1995 and 1994, were as follows:



                                             FIDELITY'S VIPF II                             PUTNAM'S VT
                                                 CONTRAFUND                             DIVERSIFIED INCOME
                                                  PORTFOLIO                                  PORTFOLIO
                                    -------------------------------------      -------------------------------------
                                   Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                      1996          1995          1994          1996          1995          1994
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year ............   440,844.341             -             -   632,420.015   350,570.940             -
Units purchased .................   737,590.326   349,595.850             -   280,700.695   342,422.647   364,540.968
Units reedeemed .................   (26,507.141)   (2,747.245)            -   (39,176.645)  (18,550.684)   (4,879.794)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................   267,471.684    93,995.736             -  (135,714.036)  (42,022.888)   (9,090.234)
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year................... 1,419,399.210   440,844.341             -   738,230.029   632,420.015   350,570.940
                                  =============   ==========    ===========   ===========   ===========   ===========




                PUTNAM'S VT                               PUTNAM'S VT                               PUTNAM'S VT
             GROWTH AND INCOME                       UTILITIES GROWTH AND                             VOYAGER
                   FUND                                   INCOME FUND                                  FUND
   -------------------------------------     -------------------------------------     -------------------------------------
 Year ended    Year ended    Year ended     Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
  Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
    1996          1995          1994           1996          1995          1994          1996          1995          1994
  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  859,405.399   263,273.051             -   294,096.722   120,645.331            -  1,370,458.827   423,202.264             -
  796,295.039   411,254.359   211,628.753   195,499.871   109,716.900   104,433.541 1,078,470.561   702,903.236   305,026.287
  (33,899.316)  (19,519.533)   (6,596.040)  (14,835.000)   (6,323.494)   (1,165.178)  (73,768.567)  (23,265.910)   (4,175.151)


  296,128.126   204,397.462    58,240.338   (29,953.741)   70,057.985    17,376.968   420,949.321   267,619.237   122,351.128
  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

1,917,929.188   859,405.339   263,273.051   444,807.852   294,096.722   120,645.331 2,796,110.142 1,370,458.827   423,202.264
=============   ===========   ===========   ===========   ===========   =========== ============= =============   ===========





                                                 PUTNAM'S VT                                PUTNAM'S VT
                                                ASIA PACIFIC                             NEW OPPORTUNITIES
                                                 GROWTH FUND                                   FUND
                                    -------------------------------------      -------------------------------------
                                   Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                      1996          1995          1994          1996          1995          1994
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year ............    77,406.519             -             -   279,169.636             -             -
Units purchased .................   144,789.268    59,171.003             -   902,843.671   191,561.789             -
Units reedeemed .................    (2,722.403)     (164.483)            -   (27,711.406)   (1,607.939)            -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................    61,971.166    18,399.999             -   158,356.142    89,215.786             -
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year.................     281,444.550    77,406.519             - 1,312,658.043   279,169.636             -
                                    ===========    ==========   =========== =============   ===========   ===========




              NORTHSTAR'S                               NORTHSTAR'S                              NORTHSTAR'S
           INCOME AND GROWTH                              GROWTH                               MULTI-SECTOR BOND
                 FUND                                      FUND                                      FUND
 -------------------------------------     -------------------------------------     -------------------------------------
Year ended   Year ended    Year ended     Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
  1996          1995          1994           1996          1995          1994          1996          1995          1994
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
 38,118.380             -             -    16,298.318             -             -    21,963.823             -             -
105,150.785    36,112.093             -   199,288.667    15,762.759             -   142,773.744    21,443.118             -
 (1,659.008)      (76.821)            -    (2,015.459)     (272.010)            -    (1,447.790)       (0.504)            -


  1,782.916     2,083.108             -   162,985.132       807.569             -   (10,638.906)      521.209             -
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

143,393.073    38,118.380             -   376,556.658    16,298.318             -   152,650.871    21,963.823             -
===========    ==========   ===========   ===========   ===========   ===========   ===========   ===========   ===========



7.   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY:
     Operations and changes in Contract Owners' equity for the year ended December 31, 1996 were as follows, (in thousands):



                                               Fidelity's   Fidelity's   Fidelity's   Fidelity's
                                                  VIPF         VIPF         VIPF         VIPF
                                              Money Market  High Income Equity-Income   Growth
                                     Total      Portfolio    Portfolio    Portfolio    Portfolio
                                   ---------    ---------    ---------    ---------    ---------
Net investment income:
  Reinvested dividend income....      $7,818       $1,391        $1,823         $148         $253
  Reinvested capital gains ......     15,324            -           357        4,249        6,399
  Administrative expenses.......      (7,168)        (406)         (444)      (1,630)      (1,584)
                                   ---------    ---------     ---------    ---------    ---------
        Net investment income (loss)
            and capital gains ...     15,974          985         1,736        2,767        5,068
                                   ---------    ---------     ---------    ---------    ---------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
     redemptions of fund shares..     15,202            -           327        4,311        5,206
  Increase (decrease) in unrealized
    appreciation of investments .     20,697            -           985        5,473        1,979
                                   ---------    ---------     ---------    ---------    ---------
        Net realized and
          unrealized gains (losses)   35,899            -         1,312        9,784        7,185
                                   ---------    ---------     ---------    ---------    ---------
            Net additions (reductions)
              from operations....     51,873          985         3,048       12,551       12,253
                                   ---------    ---------     ---------    ---------    ---------
Contract Owners' transactions:
  Net purchase payments.........     154,093       22,425         6,998       23,529       14,137
  Surrenders ....................    (24,022)      (2,016)       (1,323)      (6,097)      (6,157)
  Transfers between Sub-Accounts
    and/or Fixed Account........       1,252      (14,845)           53       (2,146)       3,907
  Annuity payments ..............     (2,603)        (374)         (148)        (734)        (453)
  Transfers to (from) required
    reserves ....................          4           (2)           (1)           -            1
                                   ---------    ---------     ---------    ---------    ---------
    Net additions (reductions) for
      Contract Owners' transactions  128,724        5,188         5,579       14,552       11,435
                                   ---------    ---------     ---------    ---------    ---------
        Net additions (reductions)
           for the year.........     180,597        6,173         8,627       27,103       23,688

Contract Owners' Equity,
   beginning of the year ........    377,651       19,364        23,078       92,484       90,834
                                   ---------    ---------     ---------    ---------    ---------
Contract Owners' Equity,
   end of the year ..............   $558,248      $25,537       $31,705     $119,587     $114,522
                                   =========    =========     =========    =========     ========




                                                                  Putnam's      Putnam's     Putnam's
Fidelity's   Fidelity's      VIPF II    Fidelity's   Fidelity's       VT           VT      VT Utilities
   VIPF        VIPF II     Investment     VIPF II      VIPF II    Diversified  Growth and   Growth and
 Overseas   Asset Manager  Grade Bond    Index 500   Contrafund     Income       Income       Income
 Portfolio    Portfolio     Portfolio    Portfolio    Portfolio      Fund         Fund         Fund
 ---------    ---------     ---------    ---------    ---------    ---------    ---------    ---------

       $312       $1,785         $780         $101            $-         $446         $367         $159
        344        1,472            -          259            59            -          639            -
       (443)        (776)        (232)        (205)         (201)        (120)        (300)         (73)
  ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

        213        2,481          548          155          (142)         326          706           86
  ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------


        704          948          143          790           351          240          534          281

      2,354        2,803         (432)       1,737         2,130           17        2,692          340
   --------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

      3,058        3,751         (289)       2,527         2,481          257        3,226          621
  ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

      3,271        6,232          259        2,682         2,339          583        3,932          707
  ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

      4,159        5,238        6,140        7,822         9,565        3,157       11,514        2,424
     (1,475)      (2,917)        (856)        (541)         (220)        (384)        (437)        (166)

        911       (3,562)      (6,130)       4,660         3,635       (1,534)       4,367         (371)
       (107)        (314)         (75)         (10)          (99)         (55)         (42)         (19)

          1            2           (1)           2             1            -            -            -
  ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

      3,489       (1,553)        (922)      11,933        12,882        1,184       15,402        1,868
  ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

      6,760        4,679         (663)      14,615        15,221        1,767       19,334        2,575


     26,216       49,492       15,987        7,987         5,354        7,028       11,517        3,564
  ---------    ---------    ---------    ---------     ---------    ---------    ---------    ---------

    $32,976      $54,171      $15,324      $22,602       $20,575       $8,795      $30,851       $6,139
  =========    =========    =========    =========     =========    =========    =========    =========



7.   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED):
     Operations and changes in Contract Owners' equity for the year ended December 31, 1996 were as follows, (in thousands):

                                                   Putnam's       Putnam's
                                    Putnam's          VT            VT         Northstar's                    Northstar's
                                       VT          Asia Pacific    New          Income and     Northstar's   Multi-Sector
                                     Voyager        Growth      Opportunities      Growth        Growth          Bond
                                      Fund           Fund           Fund           Fund           Fund           Fund
                                    ---------      ---------      ---------      ---------      ---------      ---------
Net investment income:
  Reinvested dividend income.......      $81           $20              $-           $46            $13            $93
  Reinvested capital gains .........   1,372             -              -            123             16             35
  Administrative expenses..........     (481)          (31)          (185)           (16)           (25)           (16)
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net investment income (loss)
       and capital gains ...........     972           (11)          (185)           153              4            112
                                   ---------     ---------      ---------      ---------      ---------      ---------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
     redemptions of fund shares ....     997            40            433              7           (121)            11
  Increase (decrease) in unrealized
    appreciation of investments ....     762            99           (352)             4             93             13
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net realized and
        unrealized gains (losses) ..   1,759           139             81             11            (28)            24
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions (reductions)
        from operations............    2,731           128           (104)           164            (24)           136
                                   ---------     ---------      ---------      ---------      ---------      ---------
Contract Owners' transactions:
  Net purchase payments ............  16,294         1,522         13,225          1,310          2,939          1,695
  Surrenders .......................  (1,038)          (27)          (302)           (20)           (28)           (18)
  Transfers between Sub-Accounts
    and/or Fixed Account ...........   6,571           685          2,584             22          2,566           (121)
  Annuity payments .................     (80)           (1)           (92)             -              -              -
  Transfers (from) to required
    reserves .......................      (2)            1              2              -              -              -
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions (reductions) for
      Contract Owners' transactions   21,745         2,180         15,417          1,312          5,477          1,556
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions (reductions)
      for the year .................  24,476         2,308         15,313          1,476          5,453          1,692

Contract Owners' Equity,
   beginning of the year ...........  19,305           785          3,746            458            202            250
                                   ---------     ---------      ---------      ---------      ---------      ---------
Contract Owners' Equity,
   end of the year ................. $43,781        $3,093        $19,059         $1,934         $5,655         $1,942
                                   =========     ========       =========      =========      =========      =========




RELIASTAR SELECT VARIABLE ACCOUNT
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401
(612) 372-5507


38501j
(Select II/III)